SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS (Details Narrative) - Beyond Solutions Ltd. [member] - Share exchange agreement [member]	Mar. 31, 2025	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Ownership interest		74.00%
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Ownership interest	24.00%